Segment information	3 Months Ended
Mar. 31, 2020
Segment information
Segment information

5 Segment information

	Three months ended March 31, 2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,130	6,585	—	10,715

Adjusted EBITDA	2,944	11	(3,820)	(865)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	7	20	414	441
Additions to intangible assets	768	—	345	1,113

Other segment information
Depreciation and amortization	256	524	617	1,397
Research and development expenses	—	—	1,701	1,701

	Three months ended March 31, 2020
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	4,550	7,555	—	12,105

Adjusted EBITDA	2,608	87	(7,712)	(5,017)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	817	587	1,404
Additions to intangible assets	1,002	—	189	1,191

Other segment information
Depreciation and amortization	564	544	976	2,084
Research and development expenses	—	—	2,691	2,691

Adjustments

Corporate expenses, depreciation and amortization, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis. Current taxes and deferred taxes are allocated to Corporate as they are also managed on a group basis.

Increases in corporate expenses for the three months ended March 31, 2020 are mainly due to our continued international growth and business expansion. The increase is also due to the costs of operating as a public company, such as additional legal, accounting, corporate governance and investor relations expenses, and higher directors' and officers' insurance premiums. Corporate expenses for the three months ended March 31, 2019 also included expenses incurred in relation to the IPO as described in note 1 of EUR 109k (included in General Administrative Expenses).  No such expenses incurred in the three months ended March 31, 2020.

Capital expenditure consists of additions of property, plant and equipment, right-of-use assets and intangible assets.  All of such assets are located in Germany, which is the country of the registered office of the Company, except for property, plant and equipment of EUR 276k  (December 31, 2019: EUR 286k) and right-of-use assets of EUR 960k  (December 31, 2019: EUR 1,042k), which is located in the United States.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended March 31	2019	2020
Reported segment Adjusted EBITDA	2,955	2,695
Corporate expenses	(3,820)	(7,712)
	(865)	(5,017)
Share-based payment expenses	(2,633)	(1,057)
Depreciation and amortization	(1,397)	(2,084)
Operating loss	(4,895)	(8,158)
Financial costs, net	(212)	(449)
Income tax expenses	(174)	(129)
Loss for the three months ended March 31	(5,281)	(8,736)